FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
FAIR VALUE
FAIR VALUE MEASUREMENTS

10. FAIR VALUE MEASUREMENTS

        Fair value estimates, methods, and assumptions are set forth below for the Corporation's financial instruments:

        Cash, cash equivalents, and interest-bearing deposits—The carrying values approximate the fair values for these assets.

        Securities—Fair values are based on quoted market prices where available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

        Federal Home Loan Bank stock—Federal Home Loan Bank stock is carried at cost, which is its redeemable value and approximates its fair value, since the market for this stock is limited.

        Loans—Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, residential mortgage, and other consumer. The fair value of loans is calculated by discounting scheduled cash flows using discount rates reflecting the credit and interest rate risk inherent in the loan.

        The methodology in determining fair value of nonaccrual loans is to average them into the blended interest rate at 0% interest. This has the effect of decreasing the carrying amount below the risk-free rate amount and, therefore, discounts the estimated fair value.

        Impaired loans are measured at the estimated fair value of the expected future cash flows at the loan's effective interest rate or the fair value of the collateral for loans which are collateral dependent. Therefore, the carrying values of impaired loans approximate the estimated fair values for these assets.

        Deposits—The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits and savings, is equal to the amount payable on demand at the reporting date. The fair value of time deposits is based on the discounted value of contractual cash flows applying interest rates currently being offered on similar time deposits.

        Borrowings—Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt. The fair value of borrowed funds due on demand is the amount payable at the reporting date.

        Accrued interest—The carrying amount of accrued interest approximates fair value.

        Off-balance-sheet instruments—The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the counterparties. Since the differences in the current fees and those reflected to the off-balance-sheet instruments at year-end are immaterial, no amounts for fair value are presented.

        The following table presents information for financial instruments at June 30, 2014, December 31, 2013 and June 30, 2013 (dollars in thousands):

		June 30, 2014		December 31, 2013		June 30, 2013
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	Level 1	$20,746	$20,746	$18,219	$18,219	$26,219	$26,219
Interest-bearing deposits	Level 2	235	235	10	10	10	10
Securities available for sale	Level 2	47,374	47,374	44,388	44,388	47,307	47,307
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060	3,060	3,060
Net loans	Level 2	497,843	499,609	479,171	479,538	450,378	444,638
Accrued interest receivable	Level 3	1,485	1,485	1,351	1,351	1,636	1,636

Total financial assets		$570,743	$572,509	$546,199	$546,566	$528,610	$522,870

Financial liabilities:
Deposits	Level 2	$484,016	$485,230	$466,299	$465,431	$447,907	$446,438
Borrowings	Level 2	42,087	42,699	37,852	37,487	35,925	35,621
Accrued interest payable	Level 3	186	186	182	182	229	229

Total financial liabilties		$526,289	$528,115	$504,333	$503,100	$484,061	$482,288

        Limitations—Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Corporation's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Fair value estimates are based on existing on-and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial assets or liabilities include premises and equipment, other assets, and other liabilities. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following is information about the Corporation's assets and liabilities measured at fair value on a recurring basis at June 30, 2014, and the valuation techniques used by the Corporation to determine those fair values.

          Level 1:    In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

          Level 2:    Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

          Level 3:    Level 3 inputs are unobservable inputs, including inputs available in situations where there is little, if any, market activity for the related asset or liability.

        The fair value of all investment securities at June 30, 2014 and June 30, 2013 were based on level 2 inputs. There are no other assets or liabilities measured on a recurring basis at fair value. For additional information regarding investment securities, please refer to "Note 4 Investment Securities."

        The Corporation had no Level 3 assets or liabilities on a recurring basis as of June 30, 2014, December 31, 2013 or June 30, 2013.

        In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

        The Corporation also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include loans and other real estate owned. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

	Assets Measured at Fair Value on a Nonrecurring Basis at June 30, 2014
(dollars in thousands)	Balance at June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Three Months Ended June 30, 2014	Total Losses for Six Months Ended June 30, 2014
Assets
Impaired loans	$2,652	$—	$—	$2,652	$22	$430
Other real estate owned	1,947	—	—	1,947	14	14

					$36	$444

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013
(dollars in thousands)	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2013
Assets
Impaired loans	$2,024	$—	$—	$2,024	$2,075
Other real estate owned	1,884	—	—	1,884	265

					$2,340

	Assets Measured at Fair Value on a Nonrecurring Basis at June 30, 2013
(dollars in thousands)	Balance at June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Three Months Ended June 30, 2013	Total Losses for Six Months Ended June 30, 2013
Assets
Impaired loans	$3,983	$—	$—	$3,983	$10	$418
Other real estate owned	2,481	—	—	2,481	87	89

					$97	$507

        The Corporation had no investments subject to fair value measurement on a nonrecurring basis.

        Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Corporation estimates the fair value of the loans based on the present value of expected future cash flows using management's best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

NOTE 18—FAIR VALUE

        Fair value estimates, methods, and assumptions are set forth below for the Corporation's financial instruments:

        Cash, cash equivalents, and interest-bearing deposits—The carrying values approximate the fair values for these assets.

        Securities—Fair values are based on quoted market prices where available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

        Federal Home Loan Bank stock—Federal Home Loan Bank stock is carried at cost, which is its redeemable value and approximates its fair value, since the market for this stock is limited.

        Loans—Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, residential mortgage, and other consumer. The fair value of loans is calculated by discounting scheduled cash flows using discount rates reflecting the credit and interest rate risk inherent in the loan.

        The methodology in determining fair value of nonaccrual loans is to average them into the blended interest rate at 0% interest. This has the effect of decreasing the carrying amount below the risk-free rate amount and, therefore, discounts the estimated fair value.

        Impaired loans are measured at the estimated fair value of the expected future cash flows at the loan's effective interest rate or the fair value of the collateral for loans which are collateral dependent. Therefore, the carrying values of impaired loans approximate the estimated fair values for these assets.

        Deposits—The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits and savings, is equal to the amount payable on demand at the reporting date. The fair value of time deposits is based on the discounted value of contractual cash flows applying interest rates currently being offered on similar time deposits.

        Borrowings—Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt. The fair value of borrowed funds due on demand is the amount payable at the reporting date.

        Accrued interest—The carrying amount of accrued interest approximates fair value.

        Off-balance-sheet instruments—The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the counterparties. Since the differences in the current fees and those reflected to the off-balance-sheet instruments at year-end are immaterial, no amounts for fair value are presented.

        The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2013		December 31, 2012
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	Level 1	$18,219	$18,219	$26,961	$26,961
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	44,388	44,388	43,799	43,799
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 3	479,171	479,538	443,959	439,239
Accrued interest receivable	Level 3	1,351	1,351	1,319	1,319

Total financial assets		$546,199	$546,566	$519,108	$514,388

Financial liabilities:
Deposits	Level 2	$466,299	$465,431	$434,557	$434,227
Borrowings	Level 2	37,852	37,487	35,925	35,729
Accrued interest payable	Level 3	182	182	214	214

Total financial liabilties		$504,333	$503,100	$470,696	$470,170

        Limitations—Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Corporation's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Fair value estimates are based on existing on-and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial assets or liabilities include premises and equipment, other assets, and other liabilities. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following is information about the Corporation's assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and the valuation techniques used by the Corporation to determine those fair values.

          Level 1:    In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or            liabilities that the Corporation has the ability to access.

          Level 2:    Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

          Level 3:    Level 3 inputs are unobservable inputs, including inputs available in situations where there is little, if any,            market activity for the related asset or liability.

        The fair value of all investment securities at December 31, 2013 and December 31, 2012 were based on level 2 inputs. There are no other assets or liabilities measured on a recurring basis at fair value. For additional information regarding investment securities, please refer to "Note 3—Investment Securities."

        The Corporation had no Level 3 assets or liabilities on a recurring basis as of December 31, 2013 or December 31, 2012.

        In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

        The Corporation also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include loans and other real estate held for sale. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013
(dollars in thousands)	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2013
Assets
Impaired loans	$2,024	$—	$—	$2,024	$2,075
Other real estate held for sale	1,884	—	—	1,884	265

					$2,340

	Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012
(dollars in thousands)	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Assets
Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640

        The Corporation had no investments subject to fair value measurement on a nonrecurring basis.

        Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Corporation estimates the fair value of the loans based on the present value of expected future cash flows using management's best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).